UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
Address: 10225 Yellow Circle Drive, Suite 100
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Megan E. Edwards
Title: Chief Compliance Officer
Phone: 952-944-3206

Signature, Place, and Date of Signing:

  /s/ Megan E. Edwards         Minnetonka, MN                7-31-2012
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   43

FORM 13F INFORMATION TABLE VALUE TOTAL:   $425,033
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS: NONE

                           FORM 13F INFORMATION TABLE


                                                               VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP       (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGER  SOLE   SHARED NONE
ISHARES INC                      MSCI CDA INDEX    464286509    9567      370695   SH         SOLE       NONE   158197    0   212498
ISHARES INC                      MSCI JAPAN        464286848    9606     1020849   SH         SOLE       NONE   433029    0   587820
ISHARES INC                      MSCI PAC J IDX    464286665    9414      231021   SH         SOLE       NONE    97002    0   134019
ISHARES TR                       DJ US REAL EST    464287739    6779      106036   SH         SOLE       NONE    64452    0    41584
ISHARES TR                       JPMORGAN USD      464288281   14295      124606   SH         SOLE       NONE    58977    0    65629
ISHARES TR                       BARCLY USAGG B    464287226   33493      300921   SH         SOLE       NONE    78866    0   222055
ISHARES TR                       BARCLYS TIPS BD   464287176   13854      115737   SH         SOLE       NONE    54559    0    61178
ISHARES TR                       BARCLYS 7-10 YR   464287440    6824       63230   SH         SOLE       NONE    20658    0    42572
ISHARES TR                       COHEN&ST RLTY     464287564   16043      204010   SH         SOLE       NONE    98304    0   105706
ISHARES TR                       DJ US HEALTHCR    464287762    8590      108049   SH         SOLE       NONE    40899    0    67150
ISHARES TR                       DJ US TECH SEC    464287721    8485      119120   SH         SOLE       NONE    44954    0    74166
ISHARES TR                       NASDQ BIO INDX    464287556    8830       67944   SH         SOLE       NONE    26339    0    41605
ISHARES TR                       S&P500 GRW        464287309   43371      589996   SH         SOLE       NONE   219595    0   370401
ISHARES TR                       S&P 500 INDEX     464287200    7363       53844   SH         SOLE       NONE    31433    0    22411
ISHARES TR                       CONS SRVC IDX     464287580    8869      109213   SH         SOLE       NONE    42333    0    66880
ISHARES TR                       HIGH YLD CORP     464288513   14062      154033   SH         SOLE       NONE    72729    0    81304
ISHARES TR                       IBOXX INV CPBD    464287242   14142      120264   SH         SOLE       NONE    56917    0    63347
ISHARES TR                       US PFD STK IDX    464288687    7068      181095   SH         SOLE       NONE   110032    0    71063
PIMCO ETF TR                     1-5 US TIP IDX    72201R205    3079       57719   SH         SOLE       NONE     4073    0    53646
PIMCO ETF TR                     BROAD US TIPS     72201R403    3653       61032   SH         SOLE       NONE     5120    0    55912
PIMCO ETF TR                     INV GRD CRP BD    72201R817    3748       35476   SH         SOLE       NONE     2968    0    32508
POWERSHARES ETF TR II            S&P500 LOW VOL    73937B779   10877      394393   SH         SOLE       NONE   174254    0   220139
POWERSHARES GLOBAL ETF TRUST     SOVEREIGN DEBT    73936T573    7035      244018   SH         SOLE       NONE    18938    0   225080
POWERSHARES GLOBAL ETF TRUST     ASIA PAC EX-JP    73936T854    4018       82750   SH         SOLE       NONE     5794    0    76956
POWERSHARES GLOBAL ETF TRUST     FDM HG YLD RAFI   73936T557    6821      364169   SH         SOLE       NONE    28286    0   335883
POWERSHARES QQQ TRUST            UNIT SER 1        73935A104   10012      156041   SH         SOLE       NONE    68818    0    87223
POWERSHS DB US DOLLAR INDEX      DOLL INDX BULL    73936D107    9787      435574   SH         SOLE       NONE   194513    0   241061
PROSHARES TR                     PSHS SH MSCI EMR  74347R396    9231      297488   SH         SOLE       NONE   132896    0   164592
SPDR DOW JONES INDL AVRG ETF     UT SER 1          78467X109    7519       58536   SH         SOLE       NONE    35618    0    22918
VANGUARD BD INDEX FD INC         INTERMED TERM     921937819    3053       34370   SH         SOLE       NONE     2399    0    31971
VANGUARD BD INDEX FD INC         TOTAL BND MRKT    921937835   17475      207102   SH         SOLE       NONE    17862    0   189240
VANGUARD INDEX FDS               GROWTH ETF        922908736   23228      341541   SH         SOLE       NONE    23972    0   317569
VANGUARD INDEX FDS               LARGE CAP ETF     922908637    3608       58107   SH         SOLE       NONE     3615    0    54492
VANGUARD INDEX FDS               REIT ETF          922908553   20820      318199   SH         SOLE       NONE    84991    0   233208
VANGUARD INDEX FDS               VALUE ETF         922908744    3033       54218   SH         SOLE       NONE     3810    0    50408
VANGUARD INTL EQUITY INDEX F     MSCI PAC ETF      922042866    4029       80382   SH         SOLE       NONE     5614    0    74768
VANGUARD SCOTTSDALE FDS          INT-TERM GOV      92206C706    3719       56193   SH         SOLE       NONE     4706    0    51487
VANGUARD TAX MANAGED INTL FD     MSCI EAFE ETF     921943858    4114      130310   SH         SOLE       NONE     8977    0   121333
VANGUARD WORLD FDS               CONSUM DIS ETF    92204A108    3871       55831   SH         SOLE       NONE     4063    0    51768
VANGUARD WORLD FDS               CONSUM STP ETF    92204A207    3900       44213   SH         SOLE       NONE     3236    0    40977
VANGUARD WORLD FDS               HEALTH CAR ETF    92204A504    3903       56656   SH         SOLE       NONE     4124    0    52532
VANGUARD WORLD FDS               INF TECH ETF      92204A702    3790       55140   SH         SOLE       NONE     4059    0    51081
WISDOMTREE TRUST                 CHINESE YUAN ETF  97717W182   10056      398893   SH         SOLE       NONE   178162    0   220731